Label	Element	Value
Lord Abbett Ultra Short Bond Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LORD ABBETT INVESTMENT TRUST

Lord Abbett Ultra Short Bond Fund

Supplement dated August 7, 2020 to the

Summary Prospectus, Prospectus, and Statement of Additional Information, each dated April 1, 2020, each as supplemented thereafter

This supplement updates certain information contained in Lord Abbett Ultra Short Bond Fund’s (the “Fund”) summary prospectus, prospectus, and statement of additional information (“SAI”). Please review this important information carefully.

Principal Investment Strategies – Summary Prospectus Changes

The first paragraph under the section titled “Principal Investment Strategies” in the Fund’s summary prospectus will be replaced in its entirety with the following:

The Fund invests in various types of short duration, high quality, investment grade debt (or fixed income) securities. Under normal conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade debt securities of various types. Under normal conditions, the Fund invests only in debt securities rated investment grade at the time of purchase or determined by Lord Abbett to be of comparable quality.

Principal Investment Strategies – Prospectus Changes

The first paragraph under the section titled “More Information About the Fund – Principal Investment Strategies” in the Fund’s prospectus will be replaced in its entirety with the following:

The Fund invests in various types of short duration, high quality, investment grade debt (or fixed income) securities. Under normal conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade debt securities of various types. The Fund will provide shareholders with at least 60 days’ notice of any change in this policy. Under normal conditions, the Fund invests only in debt securities rated investment grade at the time of purchase. Investment grade debt securities are securities that have long-term ratings within the four highest grades assigned by an independent rating agency such as Moody’s Investors Service, Inc. (Aaa, Aa, A, Baa), S&P Global Ratings (AAA, AA, A, BBB), or Fitch Ratings (AAA, AA, A, BBB), short-term ratings within the three highest grades assigned by an independent rating agency such as Moody’s Investors Service, Inc. (P-1, P-2, P-3), Standard & Poor’s Ratings Services (A-1, A-2, A-3), or Fitch Ratings (F1, F2, F3), or are unrated but determined by Lord Abbett to be of comparable quality.

Please retain this document for your future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Ultra Short Bond Fund